Offerings	Sep. 25, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Series D Preferred Stock
Fee Rate	0.01381%
Offering Note	An unspecified number or amount of the securities of each identified class of securities is being registered as may be offered and sold from time to time at indeterminate prices. There is also being registered hereunder an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fees relating to securities that are registered and available for sale under this Registration Statement. Registration fees will be paid subsequently in advance or on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Series E Preferred Stock
Fee Rate	0.01381%
Offering Note	An unspecified number or amount of the securities of each identified class of securities is being registered as may be offered and sold from time to time at indeterminate prices. There is also being registered hereunder an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fees relating to securities that are registered and available for sale under this Registration Statement. Registration fees will be paid subsequently in advance or on a pay-as-you-go basis.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Series F Preferred Stock
Fee Rate	0.01381%
Offering Note	An unspecified number or amount of the securities of each identified class of securities is being registered as may be offered and sold from time to time at indeterminate prices. There is also being registered hereunder an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fees relating to securities that are registered and available for sale under this Registration Statement. Registration fees will be paid subsequently in advance or on a pay-as-you-go basis.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Series G Preferred Stock
Fee Rate	0.01381%
Offering Note	An unspecified number or amount of the securities of each identified class of securities is being registered as may be offered and sold from time to time at indeterminate prices. There is also being registered hereunder an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fees relating to securities that are registered and available for sale under this Registration Statement. Registration fees will be paid subsequently in advance or on a pay-as-you-go basis.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01381%
Offering Note	An unspecified number or amount of the securities of each identified class of securities is being registered as may be offered and sold from time to time at indeterminate prices. There is also being registered hereunder an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fees relating to securities that are registered and available for sale under this Registration Statement. Registration fees will be paid subsequently in advance or on a pay-as-you-go basis.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	An unspecified number or amount of the securities of each identified class of securities is being registered as may be offered and sold from time to time at indeterminate prices. There is also being registered hereunder an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fees relating to securities that are registered and available for sale under this Registration Statement. Registration fees will be paid subsequently in advance or on a pay-as-you-go basis.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	An unspecified number or amount of the securities of each identified class of securities is being registered as may be offered and sold from time to time at indeterminate prices. There is also being registered hereunder an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In reliance upon Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the registration fees relating to securities that are registered and available for sale under this Registration Statement. Registration fees will be paid subsequently in advance or on a pay-as-you-go basis.